Basis of Presentation and Significant Accounting Policies	3 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

3. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The accompanying unaudited consolidated financial statements were prepared using generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, these unaudited condensed consolidated financial statements do not include all information or notes required by generally accepted accounting principles for annual financial statements and should be read in conjunction in Valeritas, Inc.’s 2015 annual consolidated financial statement included here within.

The preparation of the consolidated financial statements in conformity with these accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of expenses during the reported period. Ultimate results could differ from the estimates of management.

In the opinion of management, the unaudited condensed consolidated financial statements included herein contain all adjustments necessary to present fairly the Company’s financial position and the results of its operations and cash flows for the interim periods presented. Such adjustments are of a normal recurring nature. The results of operations for the three months ended March 31, 2016 may not be indicative of results for the full year.

Significant Accounting Policies

There have been no material changes to the significant accounting policies previously disclosed in Valeritas, Inc.’s 2015 annual consolidated financial statement included here within.

Recent Accounting Pronouncements

In April, 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers: Identifying performance obligations and licensing, effective January 1, 2018, to reduce the cost and complexity of applying the guidance on identifying promised goods or services around identifying performance obligations and implementation guidance on determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The Company has not yet selected a transition method nor have they determined the effect of the standard on their ongoing financial reporting.